OTHER ACCOUNTS PAYABLE - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued expenses	$ 506	$ 508
Employees’ salaries and related liabilities	429	414
Related parties	384	421
Other	30	21
Total	$ 1,349	$ 1,364